SPDR® Index Shares Funds
One Lincoln Street
Mail Stop 0326
Boston, MA 02111
July 1, 2011
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Post-Effective Amendment No. 36 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-92106 and 811-21145)
Ladies and Gentlemen:
SPDR® Index Shares Funds (the “Trust”) hereby transmits for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 36 (“PEA No. 36”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 36 is to register four new series of the Trust: SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Europe ETF, SPDR S&P Small Cap Emerging Latin America ETF and SPDR S&P Small Cap Emerging Middle East & Africa ETF.
Please contact the Trust’s counsel, Joseph J. Yanoshik of Morgan, Lewis & Bockius LLP, at (202) 739-5676 with questions or comments.
Sincerely,

/s/ Ryan M. Louvar Ryan M. Louvar
Secretary
Enclosures